Accrued Expenses and Other Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Wilco Holdco Inc
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following at March 31, 2021 and December 31, 2020 (in thousands):

	March 31, 2021	December 31, 2020
Salaries and related costs	$20,896	$21,387
CARES Act funds (1)	27,605	21,031
Credit balance due to patients and payors	3,945	9,635
Transaction-related amount due to former owners (2)	3,611	3,611
Transaction-related costs (3)	6,574	2,547
Revenue cycle management costs	1,479	2,469
Other payables and accrued expenses	7,469	10,010

Total	$71,579	$70,690

(1)	Includes current portion of MAAPP funds received and deferred employer Social Security tax payments.
(2)	Represents the amount due to former owners related to the Company’s utilization of net operating loss carryforwards generated prior to its acquisition of ATI Holdings Acquisition, Inc.
(3)	Represents costs related to public readiness initiatives and corporate transactions.

Accrued expenses and other liabilities consisted of the following at December 31, 2020 and 2019 (in thousands):

	2020	2019
Salaries and related costs	$21,387	$30,044
CARES Act funds(1)	21,031	—
Credit balance due to patients and payors	9,635	3,889
Transaction-related amount due to former owners(2)	3,611	3,611
Transaction-related costs(3)	2,547	367
Revenue cycle management costs	2,469	918
Deferred rent(4)	—	13,348
Other	10,010	7,201

Total	$70,690	$59,378

(1)	Includes current portion of MAAPP funds received and deferred employer Social Security tax payments.
(2)	Represents the amount due to former owners related to the Company’s utilization of net operating loss carryforwards generated prior to the 2016 Transaction.
(3)	Represents costs related to public readiness initiatives and potential corporate transactions.
(4)	Due to the adoption of ASC 842, deferred rent was reclassified and included in the measurement of the Company’s ROU assets for all reporting periods after January 1, 2020.